Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in plan assets:
Plan assets at fair value at beginning of year	$ 654
Foreign currency translation adjustment	0	$ 0
Plan assets at fair value at end of year	646	654
Significant Unobservable Inputs (Level 3)
Change in plan assets:
Plan assets at fair value at beginning of year	233	178
Contributions (employer and employee)	25	21
Actual return on plan assets	15	4
Net benefit payment	(13)	14
Settlements	(11)	(1)
Foreign currency translation adjustment	(17)	17
Plan assets at fair value at end of year	$ 232	$ 233